RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the financial statements of the Company as of and for the year ended December 31, 2023, the Company determined that there were errors for the accounting for Investments held in the Trust Account and Class A Common Stock subject to possible redemption in the previously issued 2022 financial statements as well as the unaudited interim financial information for the quarterly periods ended March 31, 2023, June 30, 2023 and September 30, 2023.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company determined that the errors were material to its previously issued financial statements. Therefore, the Company concluded that the previously issued financial statements should be restated.

The following tables summarize the effect of the restatement on each financial statement line items as of the dates, and for the period, indicated:

	December 31, 2022
	As Previously Reported	Adjustments	As Restated
Balance Sheet:
Due from Sponsor	$—	$209,262	$209,262
Total Assets	37,703,500	209,262	37,912,762
Class A Common Stock subject to possible redemption	37,247,257	209,262	37,456,519
Total Liabilities, Temporary Equity and Stockholders’ Deficit	37,703,500	209,262	37,912,762
Redemption price	10.52	0.06	10.58

Statement of Cash Flows:
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A common stock subject to possible redemption	5,016,618	209,262	5,225,880
Due from Sponsor	—	209,262	209,262

	March 31, 2023
	As Previously Reported	Adjustments	As Restated
Balance Sheet:
Due from Sponsor	$—	$211,945	$211,945
Total Assets	38,515,189	211,945	38,727,134
Class A Common Stock subject to possible redemption	37,992,262	211,945	38,204,207
Total Liabilities, Temporary Equity and Stockholders’ Deficit	38,515,189	211,945	38,727,134
Redemption price	10.73	0.06	10.79

Statement of Cash Flows:
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A common stock subject to possible redemption	745,006	211,945	956,951
Due from Sponsor	—	211,945	211,945

	June 30, 2023
	As Previously Reported	Adjustments	As Restated
Balance Sheet:
Due from Sponsor	$—	$214,693	$214,693
Total Assets	12,289,235	214,693	12,503,928
Class A Common Stock subject to possible redemption	11,899,026	214,693	12,113,719
Total Liabilities, Temporary Equity and Stockholders’ Deficit	12,289,235	214,693	12,503,928
Redemption price	10.91	0.20	11.11

Statement of Cash Flows:
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A common stock subject to possible redemption	1,189,805	214,693	1,404,498
Due from Sponsor	—	214,693	214,693

	September 30, 2023
	As Previously Reported	Adjustments	As Restated
Balance Sheet:
Due from Sponsor	$—	$217,507	$217,507
Total Assets	11,982,714	217,507	12,200,221
Class A Common Stock subject to possible redemption	12,033,190	217,507	12,250,697
Total Liabilities, Temporary Equity and Stockholders’ Deficit	11,982,714	217,507	12,200,221
Redemption price	11.03	0.20	11.23

Statement of Cash Flows:
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A common stock subject to possible redemption	1,323,969	217,507	1,541,476
Due from Sponsor	—	217,507	217,507